Consolidated statements of profit or loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing operations
Sales of goods	$ 637,619,000	$ 821,930,000	$ 1,106,329,000
Sales of services	20,285,000	23,661,000	24,001,000
Royalty income	18,638,000	22,297,000	20,385,000
Total sales	676,542,000	867,888,000	1,150,715,000
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(393,888,000)	(512,874,000)	(613,381,000)
Unabsorbed cost due to production stoppage	(27,758,000)	0	0
Cost of sales of services, excluding depreciation and amortization	(1,554,000)	(3,378,000)	(4,318,000)
Depreciation and amortization	(189,620,000)	(226,335,000)	(238,879,000)
Exploration in operating units	(28,044,000)	(44,163,000)	(89,730,000)
Mining royalties	(11,749,000)	(12,832,000)	(21,388,000)
Total operating costs	(652,613,000)	(799,582,000)	(967,696,000)
Gross profit	23,929,000	68,306,000	183,019,000
Operating expenses, net
Administrative expenses	(67,185,000)	(76,297,000)	(77,099,000)
Selling expenses	(18,533,000)	(24,313,000)	(26,948,000)
Write-off of stripping activity asset	(11,633,000)	0	0
Exploration in non-operating areas	(8,475,000)	(11,879,000)	(36,307,000)
Reversal (provision) of contingencies and others	(4,150,000)	2,968,000	11,248,000
Impairment recovery (loss) of long-lived assets	2,083,000	(2,083,000)	5,693,000
Other, net	2,690,000	(14,715,000)	(1,308,000)
Total operating expenses, net	(105,203,000)	(126,319,000)	(124,721,000)
Operating profit (loss)	(81,274,000)	(58,013,000)	58,298,000
Other income (expense), net
Finance income	2,411,000	9,675,000	9,685,000
Finance costs	(37,822,000)	(42,173,000)	(38,422,000)
Share in the results of associates and joint venture	(9,517,000)	47,710,000	(1,144,000)
Net gain (loss) from currency exchange difference	(4,116,000)	(734,000)	(1,384,000)
Profit (loss) before income tax	(130,318,000)	(43,535,000)	27,033,000
Income tax
Current income tax	(9,924,000)	(11,911,000)	(16,882,000)
Deferred income tax	(15,506,000)	37,501,000	(9,997,000)
Total income tax	(25,430,000)	25,590,000	(26,879,000)
Profit (loss) from continuing operations	(155,748,000)	(17,945,000)	154,000
Discontinued operations
Net profit (loss) from discontinued operations attributable to equity holders of the parent	5,409,000	(10,514,000)	(11,808,000)
Loss for the year	(150,339,000)	(28,459,000)	(11,654,000)
Attributable to:
Equity holders of the parent	(135,718,000)	(12,208,000)	(13,445,000)
Non-controlling interest	(14,621,000)	(16,251,000)	1,791,000
Loss for the year	$ (150,339,000)	$ (28,459,000)	$ (11,654,000)
Basic and diluted loss per share attributable to equity holders of the parent, stated in U.S. dollars	$ (0.53)	$ (0.05)	$ (0.05)
Loss for continuing operations, basic and diluted per share attributable to equity holders of the parent, expressed in US dollars	$ (0.56)	$ (0.01)	$ (0.02)
Minera Yanacocha SRL and subsidiary [Member]
Continuing operations
Sales of goods	$ 592,394,000	$ 734,526,000	$ 658,653,000
Other operating revenue	27,768,000	4,776,000	21,965,000
Total sales	620,162,000	739,302,000	680,618,000
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(666,456,000)	(692,721,000)	(619,424,000)
Other operating costs	(1,247,000)	(1,160,000)	(2,217,000)
Total operating costs	(667,703,000)	(693,881,000)	(621,641,000)
Gross profit	(47,541,000)	45,421,000	58,977,000
Operating expenses, net
Administrative expenses	(1,227,000)	(1,744,000)	(2,783,000)
Selling expenses	(1,922,000)	(1,722,000)	(2,627,000)
Other, net	(34,322,000)	(35,987,000)	(76,155,000)
Total operating expenses, net	(37,471,000)	(39,453,000)	(81,565,000)
Operating profit (loss)	(85,012,000)	5,968,000	(22,588,000)
Other income (expense), net
Finance income	8,100,000	18,430,000	11,448,000
Finance costs	(36,699,000)	(57,629,000)	(39,024,000)
Net gain (loss) from currency exchange difference	1,180,000	2,902,000	(2,056,000)
Profit (loss) before income tax	(112,431,000)	(30,329,000)	(52,220,000)
Income tax
Current income tax	(53,018,000)	(64,928,000)	(30,368,000)
Deferred income tax	0	0	1,071,000
Total income tax	(53,018,000)	(64,928,000)	(29,297,000)
Discontinued operations
Loss for the year	(165,449,000)	(95,257,000)	(81,517,000)
Attributable to:
Loss for the year	(165,449,000)	(95,257,000)	(81,517,000)
Sociedads Minera Cerro Verde Saa [Member]
Continuing operations
Sales of goods	2,538,593,000	2,896,894,000	3,061,930,000
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(1,809,255,000)	(1,961,577,000)	(2,018,876,000)
Gross profit	729,338,000	935,317,000	1,043,054,000
Operating expenses, net
Selling expenses	(97,680,000)	(109,483,000)	(137,008,000)
Other operating expenses	(38,484,000)	(38,116,000)	(68,683,000)
Other operating income	6,157,000	680,000
Total operating expenses, net	(130,007,000)	(146,919,000)	(205,691,000)
Operating profit (loss)	599,331,000	788,398,000	837,363,000
Other income (expense), net
Finance income	2,350,000	10,356,000	28,089,000
Finance costs	(142,675,000)	(115,877,000)	(426,733,000)
Net gain (loss) from currency exchange difference	52,464,000	5,574,000	6,161,000
Profit (loss) before income tax	511,470,000	688,451,000	444,880,000
Income tax
Total income tax	236,926,000	298,074,000	325,170,000
Discontinued operations
Loss for the year	274,544,000	390,377,000	119,710,000
Attributable to:
Loss for the year	$ 274,544,000	$ 390,377,000	$ 119,710,000
Basic and diluted loss per share attributable to equity holders of the parent, stated in U.S. dollars	$ 0.784	$ 1.115	$ 0.342